Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “Compensation Actually Paid” and the financial performance of our Company. This disclosure does not necessarily align with how we view the relationship between the Company’s performance and named executive officer compensation. The below table shows Compensation Actually Paid to our CEO and other named executive officers as calculated by adjusting the Summary Compensation Table total amounts for the applicable year.

Year	Summary Compensation for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation for Other Named Executive Officers (3)	Average Compensation Actually Paid to Other Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based On:		Net Income	Return on Equity (6)
					PMT Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)

2023	$999,987	$ 1,678,774	$ 434,986	$ 694,272	$ 105.1	$ 79.2	$ 157.8 Million	11.1%

2022	$999,985	$ 649,981	$ 393,732	$ 262,972	$ 77.2	$ 69.2	($115.1) Million	-7.2%

2021	$999.981	$ 158,201	$ 424,977	$ 110,650	$ 94.4	$ 91.5	$ 25.9 Million	1.3%

2020	$747,987	($ 254,463)	$ 520,606	($ 104,919)	$ 86.9	$ 77.8	$ 27.4 Million	1.4%

(1)
Mr. Spector was our principal executive officer (“CEO”) for all years shown. The amounts reported are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year.

(2)
The amount reported represent the Compensation Actually Paid to our CEO, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our CEO in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for our CEO:

Adjustments to Determine Compensation “Actually Paid” for the CEO
(7)

2023

SUMMARY COMPENSATION - CEO	$999,987

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($999,987)

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year-End	$1,252,511

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	$302,598

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	$25,153

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Forfeited during Fiscal Year	-

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	$98,512

COMPENSATION ACTUALLY PAID - CEO	$1,678,774

ADJUSTMENTS FROM SUMMARY COMPENSATION	$678,787

(3)
The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our CEO), in the “Total” column of the Summary Compensation Table in each applicable year. The Executive Officers used to calculate the Other NEOs average in each year include Messrs. Kurland, Jones, Fartaj, and Chang (Andrew) for 2020; Messrs. Jones, Fartaj, Chang (Andrew) and Perotti for 2021; Messrs. Jones, Fartaj, Perotti and Stark for 2022 and Messrs. Jones, Fartaj, Perotti, Stark and Chang (William).

(4)
The amounts reported represent the average Compensation Actually Paid to the other named executive officers other than our CEO as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount in compensation earned by or paid to such other named executive officers as a group in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for the Other Named Executive Officers:

Adjustments to Determine Average Compensation “Actually Paid” for the Other NEOs
(7)

2023

SUMMARY COMPENSATION – OTHER NEOs	$434,986

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($434,986)

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year-End	$554,536

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	$98,947

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	$7,440

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Forfeited during Fiscal Year	-

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	$33,349

COMPENSATION ACTUALLY PAID – OTHER NEOs	$694,272

ADJUSTMENTS FROM SUMMARY COMPENSATION	$259,286

(5)
Based on initial investment of $100 on December 31, 2019 and a cumulative Total Shareholder Return (PMT Fiscal Year 2020 =
-13.1%,
Fiscal Year 2021 = 8.6%, Fiscal Year 2022 =
-18.2%,
Fiscal Year 2023 = 36.2%). The TSR Peer Group is the Bloomberg REIT Mortgage Index (Fiscal Year 2020 =
-22.2%,
Fiscal Year 2021 = 17.6%, Fiscal Year 2022 =
-24.4%,
Fiscal Year 2023 = 14.5%). Amounts reported in the table in last year’s proxy have been updated from previously disclosed amounts of $81.76 for PMT Total Shareholder Return and $75.63 for Peer Group Total Shareholder Return for 2022 and $108.57 for PMT Total Shareholder Return and $117.61 for Peer Group Total Shareholder Return for 2021.

(6)	Our Company Selected Measure is Return on Equity, which is calculated as Net Income attributable to common shareholders for a fiscal year divided by average monthly common shareholders’ equity.
(7)
The fair values in the tables above have been computed in accordance with the methodology used for financial reporting purposes and, as applicable for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote	The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our CEO), in the “Total” column of the Summary Compensation Table in each applicable year. The Executive Officers used to calculate the Other NEOs average in each year include Messrs. Kurland, Jones, Fartaj, and Chang (Andrew) for 2020; Messrs. Jones, Fartaj, Chang (Andrew) and Perotti for 2021; Messrs. Jones, Fartaj, Perotti and Stark for 2022 and Messrs. Jones, Fartaj, Perotti, Stark and Chang (William).
Peer Group Issuers, Footnote	Based on initial investment of $100 on December 31, 2019 and a cumulative Total Shareholder Return (PMT Fiscal Year 2020 =
-13.1%,
Fiscal Year 2021 = 8.6%, Fiscal Year 2022 =
-18.2%,
Fiscal Year 2023 = 36.2%). The TSR Peer Group is the Bloomberg REIT Mortgage Index (Fiscal Year 2020 =
-22.2%,
Fiscal Year 2021 = 17.6%, Fiscal Year 2022 =
-24.4%,
	Fiscal Year 2023 = 14.5%). Amounts reported in the table in last year’s proxy have been updated from previously disclosed amounts of $81.76 for PMT Total Shareholder Return and $75.63 for Peer Group Total Shareholder Return for 2022 and $108.57 for PMT Total Shareholder Return and $117.61 for Peer Group Total Shareholder Return for 2021.
PEO Total Compensation Amount	$ 999,987	$ 999,985	$ 999,981	$ 747,987
PEO Actually Paid Compensation Amount	$ 1,678,774	649,981	158,201	(254,463)
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation “Actually Paid” for the CEO
(7)

2023

SUMMARY COMPENSATION - CEO	$999,987

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($999,987)

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year-End	$1,252,511

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	$302,598

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	$25,153

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Forfeited during Fiscal Year	-

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	$98,512

COMPENSATION ACTUALLY PAID - CEO	$1,678,774

ADJUSTMENTS FROM SUMMARY COMPENSATION	$678,787

Non-PEO NEO Average Total Compensation Amount	$ 434,986	393,732	424,977	520,606
Non-PEO NEO Average Compensation Actually Paid Amount	$ 694,272	262,972	110,650	(104,919)
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Average Compensation “Actually Paid” for the Other NEOs
(7)

2023

SUMMARY COMPENSATION – OTHER NEOs	$434,986

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($434,986)

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year-End	$554,536

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	$98,947

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	$7,440

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Forfeited during Fiscal Year	-

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	$33,349

COMPENSATION ACTUALLY PAID – OTHER NEOs	$694,272

ADJUSTMENTS FROM SUMMARY COMPENSATION	$259,286

Compensation Actually Paid vs. Total Shareholder Return
(1)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year is the closing price on December 31, 2019.

Compensation Actually Paid and Company and Peer Group TSR

(1)

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and ROE
Total Shareholder Return Vs Peer Group
(1)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year is the closing price on December 31, 2019.

Compensation Actually Paid and Company and Peer Group TSR

(1)

Tabular List, Table
Most Important Financial Performance Measures

The Compensation Committee utilizes several performance measures and factors to align executive compensation with Company performance not reflected in the Pay Versus Performance table or the Compensation Actually Paid measures. In our assessment, the most important financial performance measures used to determine Compensation Actually Paid to our CEO and other NEOs in Fiscal 2023 to Company performance were:

Return on Equity	Net Income	Shareholder Return

Total Shareholder Return Amount	$ 105.1	77.2	94.4	86.9
Peer Group Total Shareholder Return Amount	79.2	69.2	91.5	77.8
Net Income (Loss)	$ 157,800,000	$ (115,100,000)	$ 25,900,000	$ 27,400,000
Company Selected Measure Amount	0.111	(0.072)	0.013	0.014
PEO Name	Mr. Spector
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity
Non-GAAP Measure Description	Our Company Selected Measure is Return on Equity, which is calculated as Net Income attributable to common shareholders for a fiscal year divided by average monthly common shareholders’ equity.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 678,787
PEO | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(999,987)
PEO | Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,252,511
PEO | Change in Fair Value of Prior Fiscal YearEnd Equity Awards that were Unvested as of Fiscal YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,598
PEO | Change in Fair Value of Prior Fiscal YearEnd Equity Awards that Vested during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,153
PEO | Change in Fair Value of Prior Fiscal YearEnd Equity Awards that were Forfeited during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends paid during Fiscal Year before Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,512
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	259,286
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(434,986)
Non-PEO NEO | Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	554,536
Non-PEO NEO | Change in Fair Value of Prior Fiscal YearEnd Equity Awards that were Unvested as of Fiscal YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,947
Non-PEO NEO | Change in Fair Value of Prior Fiscal YearEnd Equity Awards that Vested during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,440
Non-PEO NEO | Change in Fair Value of Prior Fiscal YearEnd Equity Awards that were Forfeited during Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends paid during Fiscal Year before Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 33,349